Commitments, Contingencies And Guarantees - Contingencies (Details) - Dec. 31, 2018 $ in Millions, $ in Millions	USD ($)	CAD ($)
Commitments, Contingencies and guarantees
Insurance coverage	$ 400
Maximum potential amount payable under indemnification agreements		$ 125
Oil sands risks
Commitments, Contingencies and guarantees
Insurance coverage	1,200
Offshore risks
Commitments, Contingencies and guarantees
Insurance coverage	975
Refining risks
Commitments, Contingencies and guarantees
Insurance coverage	$ 1,200